Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Statements Of Operations [Abstract]
Net revenues	$ 5,000	$ 15,000	$ 32,000	$ 30,000
Operating expenses
Consulting fees				6,668
Professional fees	3,225	4,476	30,952	33,983
General and administrative expenses	36	36	2,995	1,578
Total operating expenses	3,261	4,512	33,947	42,229
Income/Loss from operations	1,739	10,488	(1,947)	(12,229)
Income tax provision
Net Income/loss	$ 1,739	$ 10,488	$ (1,947)	$ (12,229)
Net loss per common share
- Basic and diluted:	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Weighted average common shares outstanding
- basic and diluted	32,574,360	32,574,360	32,574,360	32,574,360